Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	September 30, 2012 (unaudited)		December 31, 2011		September 30, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	203	1	410	60	81	871	49	590
EuroBond Swap	—	—	—	—	5	36	4	32
Pre Dollar Swap	17	—	19	—	—	61	—	41
Treasury future	—	—	—	—	—	—	5	—
	220	1	429	60	86	968	58	663
Commodities price risk
Nickel
Fixed price program	—	—	1	—	6	—	1	—
Bunker Oil	7	—	4	—	1	—	—	—
	7	—	5	—	7	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	46	—	161	—	—	—	—	—
Foreign exchange cash flow hedge	8	14	—	—	26	—	14	—
	54	14	161	—	26	—	14	—
Total	281	15	595	60	119	968	73	663

Effects of derivatives

	(unaudited)
	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(55)	(407)	(685)	(255)	(121)	(29)	(180)	(63)	(338)	(223)	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	1	—	3	—	—	—	—	—
Swap NDF	—	—	(1)	—	(1)	—	—	—	—	—	—	—	—	—	—
EuroBond Swap	8	(36)	(59)	(9)	(6)	—	—	1	4	1	—	—	—	—	—
Pre Dollar Swap	(4)	(16)	(21)	(8)	(13)	(6)	(5)	—	(15)	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	—	—	164	—	117	—	—	31	—	31	—	—	—	—	—
South African Rande Forward	—	—	(10)	—	(8)	—	—	8	—	8	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	—	—	—	(2)	—	—	—	—	—
Treasury Future	—	—	—	9	—	—	—	—	(3)	—	—	—	—	—	—
	(51)	(459)	(612)	(263)	(32)	(35)	(185)	(22)	(352)	(182)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	(7)	8	8	(2)	33	(2)	(5)	(5)	(1)	(25)	—	—	—	—	—
Purchase program	—	—	1	—	1	—	—	—	—	—	—	—	—	—	—
Strategic program	—	—	—	—	15	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	—	—	—	—	—
Bunker Oil	1	—	1	1	35	(1)	—	(13)	(5)	(36)	—	—	—	—	—
Coal	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	—	—	—	2	—	—	—	—	—
	(6)	8	10	(1)	84	(3)	(5)	(18)	(6)	(50)	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	(7)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil	—	—	—	—	—	—	—	—	—	—	19	(14)	—	5	—
Aluminum	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4
Strategic Nickel	45	35	15	132	(35)	(44)	(36)	(15)	(131)	35	(51)	(21)	198	(115)	326
Foreign exchange cash flow hedge	—	—	19	—	19	(1)	—	(19)	(1)	(32)	47	(77)	(49)	22	(35)
	45	35	34	132	(16)	(45)	(36)	(34)	(132)	3	15	(112)	149	(88)	295
Total	(12)	(416)	(568)	(132)	29	(83)	(226)	(74)	(490)	(229)	15	(112)	149	(88)	295

Final maturity dates

Interest rates / Currencies	January 2023
Bunker Oil	December 2012
Nickel	January 2013